Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 223,456	₩ 183,813
Revenue from performance obligations, contract liabilities carried forward from the prior period	117,409
Allocation of consideration between performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	191,858	133,893
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	20,393	18,425
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	21,945	17,113
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	65,315	57,327
Security services [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	32,026	38,109
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 83,777	₩ 52,839